Acquisitions - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 01, 2021 USD ($) facility
Disclosure of detailed information about business combination [line items]
Costs related to acquisition activities				$ 7.3
PCI
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Number of manufacturing facilities | facility					5
Consideration transferred, acquisition-date fair value					$ 314.7
Cash acquired					$ 11.4
Increase (decrease) in goodwill	$ 2.2
Customer intangible assets acquired		$ 18.0
Costs related to acquisition activities			$ 0.4	4.8
PCI | Deferred income taxes liability
Disclosure of detailed information about business combination [line items]
Changes to preliminary purchase price allocation	0.5
PCI | Customer Intangible Assets
Disclosure of detailed information about business combination [line items]
Changes to preliminary purchase price allocation	$ 2.7
Impakt
Disclosure of detailed information about business combination [line items]
Adjustment of acquisition costs related to indirect tax liabilities recognized				$ 1.2
Potential Acquisitions
Disclosure of detailed information about business combination [line items]
Costs related to acquisition activities		$ 1.0